Debt (Details) - Schedule of debt consists - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of debt consists [Abstract]
Senior secured loan, principal	$ 82,899	$ 63,964
Senior secured loan, paid-in-kind interest	1,423	3,554
Less unamortized discount and debt issuance costs	(8,236)	(8,647)
Total Senior secured loan	$ 76,087	$ 58,871